UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
              SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2001

Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN VA  22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500

            The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

            Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of February 2002.


                           FEDERAL HOME LOAN MORTGAGE
CORPORATION


                            By: /s/ Vaughn A. Clarke
                            ----------------------------------------------------
                                Vaughn A. Clarke
                                Executive Vice President and
                                Chief Financial Officer

FEDERAL HOME LOAN MORTGAGE CORPORATION     Form 13F       As of December 3, 2001


                                                              Fair Market                 Investment   Voting
Name of Issuer                  Title of Class     CUSIP     Value (x$1000)    Shares     Discretion  Authority

Blackrock Strategic Term Trust       Com          09247P108      $38,850      3,996,900      sole       sole